Related Party Transactions - Summary of Expenses Charged by Our Parent (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Interest expense	$ 2,011	$ 10,786	$ 26,566
Cost of sales [Member]
Related Party Transaction [Line Items]
Royalty expense	4,335	3,015	4,597
Interest expense [Member]
Related Party Transaction [Line Items]
Interest expense	2,010	3,106	3,778
General and administrative expense [Member]
Related Party Transaction [Line Items]
Rent expense	1,397	1,461	1,378
Other expenses	$ 206	$ 155	$ 131